Equity (Tables)	9 Months Ended
Sep. 30, 2018
Equity [Abstract]
Restricted Stock Units Activity
A summary of the status of changes of unvested shares of restricted stock units under the 2017 Omnibus Incentive Plan is presented below:

	Number of shares	Weighted average Grant Date Fair Value
	(shares in thousands)
February 28, 2017
Granted	690	$10.12
Vested	(3)	$10.12
Forfeited	(5)	$10.12
December 31, 2017	682	$10.12
The table below summarizes the activity relating to restricted stock units ("RSUs") issued under the 2017 Plan during the nine months ended September 30, 2018. The RSUs vest ratably over three years. Unrecognized compensation cost associated with the RSUs at September 30, 2018 is approximately $6.2 million which will be recognized over a weighted-average period of approximately two years.

	Number of shares	Weighted-average Grant Date Fair Value
	(shares in thousands)
December 31, 2017	683	$10.12
Granted	217	$11.81
Vested	(210)	$10.12
Forfeited	(32)	$10.35
September 30, 2018	658	$10.67

Performance-Based Restricted Stock Unit Activity
The grant date assumptions used in the Monte Carlo valuation of the outstanding PRSU awards were as follows:

Grant Date
Risk-free interest rate	1.5%
Dividend yield	0%
Volatility factor	56.0%
Expected life (years)	3.0
Fair value of underlying common stock	$10.12
A summary of the status of changes of unvested shares of performance restricted stock units related to outstanding PRSUs under the 2017 Omnibus Incentive Plan is presented below:

	Number of shares	Weighted average Grant Date Fair Value
	(shares in thousands)
February 28, 2017	—
Granted	622	$7.09
Vested	—	—
Forfeited	—	—
December 31, 2017	622	$7.09
The table below summarizes the activity relating to the performance-based restricted stock units ("PRSUs") issued under the 2017 Plan during the nine months ended September 30, 2018. The PRSUs vest if the Company's stock price reaches certain levels over defined periods of time. Unrecognized compensation cost associated with the PRSUs at September 30, 2018 is approximately $3.4 million which will be recognized over a weighted-average period of approximately two years.

	Number of shares	Weighted-average Grant Date Fair Value
	(shares in thousands)
December 31, 2017	622	$7.09
Granted	132	$7.65
Vested	—	$—
Forfeited	(16)	$7.25
September 30, 2018	738	$7.19